Organization and nature of business (Details Narrative) - USD ($)		2 Months Ended	6 Months Ended
	Nov. 11, 2022	Jun. 30, 2021	Mar. 31, 2023	Oct. 11, 2022	Apr. 13, 2022	Apr. 08, 2022	Mar. 31, 2022
Represents the information pertaining to CN Energy Development. | Represents the information pertaining to Manzhouli Zhongxing Energy Technology Co., Ltd.
Transfer of equity interest in subsidiaries		100.00%
Represents the information pertaining to CN Energy Development.
Ownership interest (as a percent)			10.00%
Issuance of Ordinary Shares, net of offering expenses (in shares)			10,000,000
Transfer of equity interest in subsidiaries			100.00%
Hangzhou Forasen Technology Co., Ltd. | Represents the information pertaining to CN Energy Development.
Transfer of equity interest in subsidiaries		100.00%
Represents the information pertaining to Zhejiang CN Energy.
Ownership interest (as a percent)			100.00%
Ownership interest held by non controlling owners			30.00%
Represents the information pertaining to Zhejiang CN Energy. | Hangzhou Forasen Technology Co., Ltd.
Transfer of equity interest in subsidiaries			100.00%
Represents information pertaining to CN Energy USA.
Ownership interest (as a percent)			100.00%				100.00%
Represents the information pertaining to Manzhouli CN Energy.
Ownership interest (as a percent)			90.00%
Ownership interest held by non controlling owners			70.00%
Zhejiang Yongfeng New Material Technology Co., Ltd.
Ownership interest (as a percent)				100.00%
Ningbo Nadoutong Trading Co., Ltd
Ownership interest (as a percent)					100.00%
Zhoushan Xinyue Trading Co., Ltd
Ownership interest (as a percent)						100.00%
MZ Mining International Co., Ltd
Ownership interest (as a percent)	100.00%
Issuance of Ordinary Shares, net of offering expenses (in shares)	8,819,520
Transfer of equity interest in subsidiaries	100.00%
Business acquisition assets acquired	$ 17,706,575
Number of shares issued, value	$ 18,373,771
Represents the information pertaining to Zhejiang CN Energy. | Represents the information pertaining to CN Energy Development.
Transfer of equity interest in subsidiaries		60.00%